Related party transactions - Summary of Key Management Personnel Compensation (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of transactions between related parties [line items]
Total short-term remuneration of key management personnel	$ 3,194	$ 3,107	$ 3,010
Share-based compensation	6,895	5,116	5,262
Total	$ 10,089	$ 8,223	$ 8,272